UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09013

Eaton Vance Senior Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Semiannual Report December 31, 2005

EATON VANCE
SENIOR
INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Income Trust as of December 31, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Trust

Performance for the six months ended December 31, 2005

•             Based on the Trust’s December 2005 monthly dividend payment of $0.046 and a closing share price of $7.76, Eaton Vance Senior Income Trust (the “Trust”) had a market yield of 7.11%.(1) The Trust’s market yield represented a yield advantage over many other income-producing vehicles during the six months ended December 31, 2005.

•             Based on share price (traded on the New York Stock Exchange), the Trust had a total return of -0.19% for the six months ended December 31, 2005.(2) That return was the result of a decrease in share price from $8.04 on June 30, 2005, to $7.76 on December 31, 2005, and the reinvestment of $0.269 in monthly dividend payments.

•             Based on net asset value, the Trust had a total return of 2.82% for the six months ended December 31, 2005.(2) That return was the result of a decrease in net asset value from $8.76 on June 30, 2005, to $8.71 on December 31, 2005, and the reinvestment of monthly dividend payments.

•             For performance comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged loan market index – had a total return of 2.97% for the six months ended December 31, 2005.(3)

The Trust’s Investments

•             The Trust is a closed-end fund and trades on the New York Stock Exchange under the symbol “EVF.” The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital, by investing primarily in senior, secured, floating-rate loans. The Trust also employs leverage through the issuance of preferred shares and participation in a commercial paper program.(4)

•             The Trust’s senior floating-rate loan investments included 377 borrowers, ranging across 37 industries at December 31, 2005. The Trust’s average loan size is 0.22% of loan assets, based on total investments (0.38%, based on net assets), and no industry constituted more than 8.0% of the Trust’s loan investments. Building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others), health care, cable/satellite television, chemicals/plastics and leisure goods/activities/movies were the largest industry weightings.

•           In the wake of Hurricanes Katrina and Rita, management identified several companies that were directly impacted by the storms. While these loans suffered little price impact, management nonetheless reduced exposure to the hardest-hit companies, generally at prices above par. The hurricanes had little overall impact on the Trust.

•             The Trust’s share price traded at a discount versus its NAV, as have many fixed-income, closed-end funds that employ leverage. However, most of these funds buy fixed-rate investments and often use shorter and/or floating-rate borrowings, which, in a rising interest rate environment, can cause NAV declines and impair a closed-end fund’s ability to earn and pay dividends. For this reason, closed-end bond funds may trade lower in a rising-rate climate, such as the one we have recently experienced. In contrast, the Trust invests primarily in floating-rate instruments, which help limit declines in NAV and may add income in a rising-rate environment. The Trust’s NAV declined slightly, but significantly less than its share price. While it is difficult to attribute the Trust’s market share price decline to one factor, we believe a likely cause was a market perception that rising rates impair the net asset values of fixed-rate, closed-end bond funds. If this was the cause, we believe that the market failed to distinguish the floating-rate nature of most of the Trust’s assets. The Trust raised its dividend in 4 of the 6 months during the period.

•             At December 31, 2005, the Trust had leverage in the amount of approximately 41.3% of the Trust’s total assets. The Trust currently employs leverage through the issuance of Auction Preferred Shares (APS) and participation in a commercial paper program. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases in cost of the Trust’s leverage may be offset by increased income from the Trust’s senior loan investments.

(1)  The Trust’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s Auction Preferred Shares. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The returns do not include dividends declared in December 2005 and payable in 2006. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Senior Income Trust as of December 31, 2005

FUND PERFORMANCE

Performance(1)

Average Annual Total Return (by share price, NYSE)

One Year	-5.45%
Five Years	5.19
Life of Fund (10/30/98)	3.75

Average Annual Total Return (at net asset value)

One Year	5.28%
Five Years	5.84
Life of Fund (10/30/98)	5.47

(1)       Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares and its participation in a commercial paper program. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The returns do not include dividends declared in December 2005 and payable in 2006. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Trust Allocations(2)

By Total Investments

(2)          Trust Allocations are shown as a percentage of total investments as of December 31, 2005. Allocations may not be representative of the Trust’s current or future investments and are subject to change due to active management.

Diversification by Industries(3)

By Total Investments

Building & Development	6.6%
Health Care	5.7
Cable & Satellite Television	5.3
Chemicals & Plastics	4.9
Leisure Goods/Activities/Movies	4.9
Telecommunications	4.7
Automotive	4.3
Containers & Glass Products	4.1
Business Equip. & Services	3.9
Lodging & Casinos	3.8
Radio & Television	3.8
Retailers (Except Food & Drug)	3.5
Publishing	3.3
Electronics/Electrical	2.9
Oil & Gas	2.9
Conglomerates	2.7
Utilities	2.4
Financial Intermediaries	2.3
Food Service	2.0
Aerospace & Defense	1.8%
Food Products	1.8
Food/Drug Retailers	1.6
Nonferrous Metals/Minerals	1.5
Insurance	1.5
Home Furnishings	1.3
Ecological Services & Equip.	1.3
Beverage & Tobacco	1.2
Forest Products	1.1
Equipment Leasing	1.0
Industrial Equipment	1.0
Drugs	0.8
Air Transport	0.7
Clothing/Textiles	0.5
Cosmetics/Toiletries	0.5
Rail Industries	0.3
Surface Transport	0.2
Farming/Agriculture	0.1
Steel	0.1

(3)          Reflects the Trust’s investments as of December 31, 2005. Industries are shown as a percentage of the Trust’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 142.1%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
Alliant Techsystems, Inc.
$323,750	Term Loan, 5.49%, Maturing March 31, 2009	$325,301
Delta Air Lines, Inc.
1,275,000	Term Loan, 13.51%, Maturing March 16, 2008	1,316,837
Dresser Rand Group, Inc.
329,796	Term Loan, 6.23%, Maturing October 29, 2011	335,516
Hexcel Corp.
534,333	Term Loan, 5.93%, Maturing March 1, 2012	539,677
K&F Industries, Inc.
872,230	Term Loan, 6.57%, Maturing November 18, 2012	882,724
Mid-Western Aircraft Systems, Inc.
746,873	Term Loan, 6.41%, Maturing December 31, 2011	757,999
Standard Aero Holdings, Inc.
1,153,046	Term Loan, 6.81%, Maturing August 24, 2012	1,148,002
Transdigm, Inc.
1,960,000	Term Loan, 6.58%, Maturing July 22, 2010	1,987,256
Vought Aircraft Industries, Inc.
1,124,318	Term Loan, 6.89%, Maturing December 22, 2011	1,136,826
Wam Aquisition, S.A.
362,670	Term Loan, 7.28%, Maturing April 8, 2013	364,559
362,670	Term Loan, 7.78%, Maturing April 8, 2014	366,069
		$9,160,766
Air Transport — 0.8%
United Airlines, Inc.
$450,000	DIP Loan, 0.00%, Maturing March 31, 2006(2)	$452,812
1,977,864	Term Loan, 8.62%, Maturing December 31, 2006	2,000,526
		$2,453,338
Automotive — 6.4%
Accuride Corp.
$1,213,720	Term Loan, 6.55%, Maturing January 31, 2012	$1,225,225
Affina Group, Inc.
298,389	Term Loan, 6.40%, Maturing November 30, 2011	296,226
Axletech International Holding, Inc.
925,000	Term Loan, 10.95%, Maturing April 21, 2013	931,167
CSA Acquisition Corp.
304,016	Term Loan, 6.56%, Maturing December 23, 2011	304,700
489,069	Term Loan, 6.56%, Maturing December 23, 2011	490,169
Dayco Products, LLC
1,374,092	Term Loan, 7.30%, Maturing June 23, 2011	1,386,974

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Exide Technologies, Inc.
$451,555	Term Loan, 9.38%, Maturing May 5, 2010	$453,813
452,021	Term Loan, 9.38%, Maturing May 5, 2010	454,281
Federal-Mogul Corp.
750,000	Term Loan, 6.64%, Maturing December 9, 2006	695,312
1,500,000	Term Loan, 6.89%, Maturing December 9, 2006	1,402,500
763,183	Term Loan, 8.14%, Maturing December 9, 2006	765,091
Goodyear Tire & Rubber Co.
470,000	Term Loan, 5.94%, Maturing April 30, 2010	474,280
1,580,000	Term Loan, 7.06%, Maturing April 30, 2010	1,592,837
500,000	Term Loan, 7.81%, Maturing March 1, 2011	499,875
HLI Operating Co., Inc.
914,816	Term Loan, 7.52%, Maturing June 3, 2009	905,995
Key Automotive Group
897,015	Term Loan, 7.33%, Maturing June 29, 2010	893,652
R.J. Tower Corp.
1,175,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,200,808
Tenneco Automotive, Inc.
1,194,224	Term Loan, 6.54%, Maturing December 12, 2010	1,214,974
TI Automotive, Ltd.
648,527	Term Loan, 7.94%, Maturing June 30, 2011	642,042
Trimas Corp.
1,911,200	Term Loan, 8.02%, Maturing December 31, 2009	1,930,312
TRW Automotive, Inc.
1,574,874	Term Loan, 5.25%, Maturing June 30, 2012	1,582,871
United Components, Inc.
844,358	Term Loan, 6.81%, Maturing June 30, 2010	855,968
		$20,199,072
Beverage and Tobacco — 2.1%
Alliance One International, Inc.
$421,813	Term Loan, 8.03%, Maturing May 13, 2010	$422,076
Constellation Brands, Inc.
2,105,672	Term Loan, 5.66%, Maturing November 30, 2011	2,131,336
Culligan International Co.
841,500	Term Loan, 6.87%, Maturing September 30, 2011	853,071
National Dairy Holdings, L.P.
158,800	Term Loan, 6.38%, Maturing March 15, 2012	159,693
National Distribution Company
425,000	Term Loan, 10.88%, Maturing June 22, 2010	426,062
Southern Wine & Spirits of America, Inc.
2,415,575	Term Loan, 6.03%, Maturing May 31, 2012	2,439,731
Sunny Delight Beverages Co.
364,412	Term Loan, 8.46%, Maturing August 20, 2010	351,657
		$6,783,626

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development — 10.9%
AP-Newkirk Holdings, LLC
$1,050,000	Term Loan, 6.87%, Maturing December 21, 2007	$1,047,375
Biomed Realty, L.P.
1,640,000	Term Loan, 6.54%, Maturing May 31, 2010	1,644,100
DMB/CH II LLC
350,000	Term Loan, 6.13%, Maturing September 9, 2009	350,875
Epco/Fantome, LLC
825,000	Term Loan, 7.37%, Maturing November 23, 2010	825,000
Formica Corp.
64,521	Term Loan, 9.37%, Maturing June 10, 2010	64,844
156,352	Term Loan, 9.37%, Maturing June 10, 2010	157,134
79,959	Term Loan, 9.37%, Maturing June 10, 2010	80,359
225,824	Term Loan, 9.37%, Maturing June 10, 2010	226,953
FT-FIN Acquisition, LLC
672,303	Term Loan, 8.57%, Maturing November 17, 2007	673,984
Gables GP, Inc.
937,368	Term Loan, 6.12%, Maturing September 30, 2006	942,349
General Growth Properties, Inc.
4,684,527	Term Loan, 6.39%, Maturing November 12, 2008	4,722,785
Hovstone Holdings, LLC
655,000	Term Loan, 6.65%, Maturing February 28, 2009	656,637
Kyle Acquisition Group, LLC
757,181	Term Loan, 6.50%, Maturing July 20, 2010	761,440
Landsource Communities, LLC
1,502,000	Term Loan, 6.88%, Maturing March 31, 2010	1,518,429
LNR Property Corp.
1,288,230	Term Loan, 7.27%, Maturing February 3, 2008	1,295,074
933,233	Term Loan, 7.33%, Maturing February 3, 2008	939,066
LNR Property Holdings
500,000	Term Loan, 8.77%, Maturing February 3, 2008	505,000
MAAX Corp.
382,848	Term Loan, 7.41%, Maturing June 4, 2011	380,934
Mueller Group, Inc.
1,371,563	Term Loan, 6.54%, Maturing October 3, 2012	1,390,054
Newkirk Master, L.P.
1,728,955	Term Loan, 6.05%, Maturing August 11, 2008	1,743,544
Nortek, Inc.
938,125	Term Loan, 6.95%, Maturing August 27, 2011	947,624
Panolam Industries Holdings, Inc.
349,125	Term Loan, 7.28%, Maturing September 30, 2012	354,362
Ply Gem Industries, Inc.
553,087	Term Loan, 6.16%, Maturing February 12, 2011	556,544
95,600	Term Loan, 6.16%, Maturing February 12, 2011	96,198
374,533	Term Loan, 6.64%, Maturing February 12, 2011	376,874

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Shea Capital I, LLC
$325,000	Term Loan, 6.26%, Maturing October 27, 2011	$326,625
South Edge, LLC
328,125	Term Loan, 6.13%, Maturing October 31, 2007	329,219
421,875	Term Loan, 6.38%, Maturing October 31, 2009	424,688
Stile Acquisition Corp.
1,228,416	Term Loan, 6.21%, Maturing April 6, 2013	1,217,604
Stile U.S. Acquisition Corp.
1,230,509	Term Loan, 6.21%, Maturing April 6, 2013	1,219,678
Sugarloaf Mills, L.P.
1,000,000	Term Loan, 6.12%, Maturing April 7, 2007	1,005,000
1,200,000	Term Loan, 7.33%, Maturing April 7, 2007	1,200,000
TE/Tousa Senior, LLC
575,000	Term Loan, 7.19%, Maturing July 29, 2008	580,031
The Woodlands Community Property Co.
1,304,000	Term Loan, 6.55%, Maturing November 30, 2007	1,313,780
923,000	Term Loan, 8.55%, Maturing November 30, 2007	936,845
Tousa/Kolter, LLC
1,110,000	Term Loan, 5.30%, Maturing January 7, 2008(2)	1,115,550
Tru 2005 Re Holding Co.
2,200,000	Term Loan, 7.46%, Maturing December 9, 2008	2,196,792
Trustreet Properties, Inc.
465,000	Term Loan, 6.29%, Maturing April 8, 2010	469,650
		$34,593,000
Business Equipment and Services — 6.3%
Acco Brands Corp.
$349,125	Term Loan, 6.08%, Maturing August 17, 2012	$353,416
Affinion Group, Inc.
1,220,930	Term Loan, 7.10%, Maturing October 17, 2012	1,203,762
Allied Security Holdings, LLC
801,411	Term Loan, 8.28%, Maturing June 30, 2010	810,427
Baker & Taylor, Inc.
1,700,000	Term Loan, 11.00%, Maturing May 6, 2011	1,721,250
DynCorp International, LLC
651,725	Term Loan, 7.13%, Maturing February 11, 2011	655,527
Global Imaging Systems, Inc.
483,894	Term Loan, 5.99%, Maturing May 10, 2010	487,826
Info USA, Inc.
236,938	Term Loan, 7.14%, Maturing June 4, 2010	237,530
Iron Mountain, Inc.
3,979,787	Term Loan, 6.19%, Maturing April 2, 2011	4,016,477
Language Line, Inc.
483,607	Term Loan, 8.45%, Maturing June 11, 2011	486,569

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Mitchell International, Inc.
$400,000	Term Loan, 6.53%, Maturing August 15, 2011	$405,750
N.E.W. Holdings I, LLC
452,159	Term Loan, 7.40%, Maturing July 1, 2011	458,659
Protection One, Inc.
495,703	Term Loan, 7.67%, Maturing April 18, 2011	500,970
Sungard Data Systems, Inc.
6,989,875	Term Loan, 6.81%, Maturing February 11, 2013	7,044,116
Transaction Network Services, Inc.
419,412	Term Loan, 6.48%, Maturing May 4, 2012	423,082
US Investigations Services, Inc.
374,063	Term Loan, 7.00%, Maturing October 14, 2012	376,868
Western Inventory Services
275,000	Term Loan, 11.28%, Maturing October 14, 2011	277,062
Williams Scotsman, Inc.
500,000	Term Loan, 6.64%, Maturing June 28, 2010	506,666
		$19,965,957
Cable and Satellite Television — 8.3%
Adelphia Communications Corp.
$1,810,405	DIP Loan, 6.31%, Maturing March 31, 2006	$1,819,457
Atlantic Broadband Finance, LLC
1,494,183	Term Loan, 7.20%, Maturing September 1, 2011	1,515,662
Bragg Communications, Inc.
553,045	Term Loan, 6.24%, Maturing August 31, 2011	560,995
Bresnan Communications, LLC
500,000	Term Loan, 7.83%, Maturing March 31, 2010	505,625
1,000,000	Term Loan, 7.83%, Maturing September 30, 2010	1,013,594
Canadian Cable Acquisition Co., Inc.
994,850	Term Loan, 7.53%, Maturing July 30, 2011	1,009,151
Cebridge Connections, Inc.
753,525	Term Loan, 7.45%, Maturing February 23, 2009	758,235
788,000	Term Loan, 10.06%, Maturing February 23, 2010	815,580
Charter Communications Operating, LLC
7,109,361	Term Loan, 7.50%, Maturing April 27, 2011	7,136,299
Insight Midwest Holdings, LLC
3,430,000	Term Loan, 6.56%, Maturing December 31, 2009	3,478,236
MCC Iowa, LLC
837,298	Term Loan, 6.35%, Maturing February 3, 2014	849,530
Mediacom Illinois, LLC
1,980,000	Term Loan, 6.57%, Maturing March 31, 2013	2,009,082
NTL, Inc.
1,750,000	Term Loan, 7.14%, Maturing April 13, 2012	1,758,895
UGS Corp.
1,451,192	Term Loan, 6.39%, Maturing March 31, 2012	1,471,146

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
UPC Broadband Holdings B.V.
$1,780,000	Term Loan, 6.80%, Maturing September 30, 2012	$1,798,277
		$26,499,764
Chemicals and Plastics — 7.7%
Basell Af S.A.R.L.
$208,333	Term Loan, 6.91%, Maturing August 1, 2013	$211,947
41,667	Term Loan, 6.91%, Maturing August 1, 2013	42,251
208,333	Term Loan, 7.24%, Maturing August 1, 2014	211,947
41,667	Term Loan, 7.24%, Maturing August 1, 2014	42,310
Brenntag AG
1,275,000	Term Loan, 6.81%, Maturing February 27, 2012	1,279,038
Celanese Holdings, LLC
2,617,984	Term Loan, 6.53%, Maturing April 6, 2011	2,647,763
Gentek, Inc.
296,613	Term Loan, 7.07%, Maturing February 25, 2011	298,689
430,000	Term Loan, 9.90%, Maturing February 25, 2012	428,280
Hercules, Inc.
491,250	Term Loan, 5.88%, Maturing October 8, 2010	497,513
Hexion Specialty Chemicals, Inc.
90,000	Term Loan, 4.29%, Maturing May 31, 2012	91,350
376,110	Term Loan, 6.88%, Maturing May 31, 2012	381,752
519,390	Term Loan, 7.06%, Maturing May 31, 2012	527,181
Huntsman International, LLC
3,120,873	Term Loan, 6.12%, Maturing August 16, 2012	3,140,622
Innophos, Inc.
481,950	Term Loan, 6.71%, Maturing August 13, 2010	487,974
Invista B.V.
1,983,354	Term Loan, 6.69%, Maturing April 29, 2011	2,004,427
852,288	Term Loan, 6.69%, Maturing April 29, 2011	861,344
ISP Chemco, Inc.
687,750	Term Loan, 6.38%, Maturing March 27, 2011	696,347
Kraton Polymer, LLC
1,464,096	Term Loan, 7.02%, Maturing December 23, 2010	1,485,142
Mosaic Co.
764,225	Term Loan, 5.95%, Maturing February 21, 2012	771,485
Nalco Co.
3,329,426	Term Loan, 6.32%, Maturing November 4, 2010	3,376,664
PQ Corp.
263,013	Term Loan, 6.56%, Maturing February 11, 2012	266,190
Rockwood Specialties Group, Inc.
2,323,325	Term Loan, 6.22%, Maturing December 10, 2012	2,351,096
Solo Cup Co.
1,346,580	Term Loan, 7.03%, Maturing February 27, 2011	1,357,801

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Wellman, Inc.
$900,000	Term Loan, 8.25%, Maturing February 10, 2009	$913,500
Westlake Chemical Corp.
37,500	Term Loan, 6.64%, Maturing July 31, 2010	37,500
		$24,410,113
Clothing / Textiles — 0.5%
Propex Fabrics, Inc.
$180,500	Term Loan, 6.78%, Maturing December 31, 2011	$180,951
St. John Knits International, Inc.
812,589	Term Loan, 7.06%, Maturing March 23, 2012	822,746
The William Carter Co.
425,732	Term Loan, 5.72%, Maturing July 14, 2012	430,699
		$1,434,396
Conglomerates — 4.4%
Amsted Industries, Inc.
$1,987,335	Term Loan, 6.68%, Maturing October 15, 2010	$2,019,629
Blount, Inc.
577,640	Term Loan, 6.69%, Maturing August 9, 2010	583,898
Bushnell Performance Optics
500,000	Term Loan, 7.53%, Maturing August 19, 2011	507,187
Euramax International, Inc.
383,075	Term Loan, 7.25%, Maturing June 28, 2012	380,612
334,211	Term Loan, 11.09%, Maturing June 28, 2013	316,247
165,789	Term Loan, 11.09%, Maturing June 28, 2013	156,878
Goodman Global Holdings, Inc.
573,820	Term Loan, 6.38%, Maturing December 23, 2011	582,546
Jarden Corp.
1,072,002	Term Loan, 6.28%, Maturing January 24, 2012	1,076,022
1,522,195	Term Loan, 6.53%, Maturing January 24, 2012	1,530,893
Johnson Diversey, Inc.
1,969,127	Term Loan, 6.80%, Maturing December 16, 2011	1,989,557
Polymer Group, Inc.
1,400,000	Term Loan, 6.77%, Maturing November 22, 2012	1,414,875
PP Acquisition Corp.
1,582,889	Term Loan, 7.53%, Maturing November 12, 2011	1,575,634
Rexnord Corp.
1,938,446	Term Loan, 6.15%, Maturing December 31, 2011	1,963,485
		$14,097,463

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products — 7.0%
Berry Plastics Corp.
$2,128,620	Term Loan, 6.45%, Maturing December 2, 2011	$2,156,337
BWAY Corp.
275,500	Term Loan, 6.56%, Maturing June 30, 2011	278,772
Consolidated Container Holding, LLC
640,250	Term Loan, 7.50%, Maturing December 15, 2008	643,851
Crown Americas, Inc.
350,000	Term Loan, 6.00%, Maturing November 15, 2012	352,516
Dr. Pepper/Seven Up Bottling Group, Inc.
1,243,295	Term Loan, 6.20%, Maturing December 19, 2010	1,262,099
Graham Packaging Holdings Co.
2,277,000	Term Loan, 6.48%, Maturing October 7, 2011	2,306,353
1,000,000	Term Loan, 8.81%, Maturing April 7, 2012	1,020,938
Graphic Packaging International, Inc.
4,848,647	Term Loan, 6.60%, Maturing August 8, 2010	4,913,498
IPG (US), Inc.
365,375	Term Loan, 6.69%, Maturing July 28, 2011	370,703
JSG Acquisitions
990,000	Term Loan, 7.11%, Maturing December 31, 2013	989,505
990,000	Term Loan, 7.61%, Maturing December 13, 2014	989,505
Kranson Industries, Inc.
492,500	Term Loan, 7.28%, Maturing July 30, 2011	498,656
Owens-Illinois, Inc.
1,486,733	Term Loan, 6.10%, Maturing April 1, 2007	1,494,786
394,214	Term Loan, 6.15%, Maturing April 1, 2008	397,294
Smurfit-Stone Container Corp.
315,687	Term Loan, 2.35%, Maturing November 1, 2010	318,992
2,271,104	Term Loan, 6.69%, Maturing November 1, 2011	2,294,880
795,902	Term Loan, 6.69%, Maturing November 1, 2011	804,234
U.S. Can Corp.
982,500	Term Loan, 7.65%, Maturing January 15, 2010	991,097
		$22,084,016
Cosmetics / Toiletries — 0.8%
American Safety Razor Co.
$928,056	Term Loan, 7.15%, Maturing February 28, 2012	$941,976
Prestige Brands, Inc.
884,250	Term Loan, 6.31%, Maturing April 7, 2011	893,461
Revlon Consumer Products Corp.
721,875	Term Loan, 10.10%, Maturing July 9, 2010	744,772
		$2,580,209

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Drugs — 1.3%
Patheon, Inc.
$975,000	Term Loan, 6.64%, Maturing December 14, 2011	$981,094
Warner Chilcott Corp.
4,416	Term Loan, 0.00%, Maturing January 31, 2006(2)	4,421
22,082	Term Loan, 0.00%, Maturing June 30, 2006(2)	22,104
1,970,115	Term Loan, 7.14%, Maturing January 18, 2012	1,970,993
793,860	Term Loan, 7.28%, Maturing January 18, 2012	794,214
366,741	Term Loan, 7.28%, Maturing January 18, 2012	366,905
		$4,139,731
Ecological Services and Equipment — 2.0%
Alderwoods Group, Inc.
$278,412	Term Loan, 6.25%, Maturing September 29, 2009	$281,631
Allied Waste Industries, Inc.
846,665	Term Loan, 4.02%, Maturing January 15, 2012	852,192
2,180,748	Term Loan, 6.18%, Maturing January 15, 2012	2,195,122
Envirocare of Utah, LLC
760,000	Term Loan, 6.95%, Maturing April 15, 2010	770,608
Environmental Systems, Inc.
989,398	Term Loan, 7.90%, Maturing December 12, 2008	1,008,259
IESI Corp.
441,176	Term Loan, 6.20%, Maturing January 20, 2012	447,105
Sensus Metering Systems, Inc.
115,199	Term Loan, 6.44%, Maturing December 17, 2010	116,567
738,376	Term Loan, 6.45%, Maturing December 17, 2010	747,144
		$6,418,628
Electronics / Electrical — 4.7%
AMI Semiconductor, Inc.
$953,613	Term Loan, 5.89%, Maturing April 1, 2012	$959,970
Aspect Software, Inc.
350,000	Term Loan, 6.56%, Maturing September 22, 2010	354,375
Avago Technologies Finance PTE
650,000	Term Loan, 6.82%, Maturing December 1, 2012	653,860
Communications & Power, Inc.
444,444	Term Loan, 6.62%, Maturing July 23, 2010	448,519
Enersys Capital, Inc.
985,000	Term Loan, 6.40%, Maturing March 17, 2011	996,697
Fairchild Semiconductor Corp.
2,121,081	Term Loan, 6.31%, Maturing December 31, 2010	2,136,989
Invensys International Holdings Ltd.
1,622,368	Term Loan, 7.79%, Maturing September 4, 2009	1,650,354
Panavision, Inc.
1,012,322	Term Loan, 10.39%, Maturing January 12, 2007	1,034,783

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Rayovac Corp.
$2,908,025	Term Loan, 6.43%, Maturing February 7, 2012	$2,929,230
Security Co., Inc.
493,753	Term Loan, 9.25%, Maturing June 28, 2010	497,456
500,000	Term Loan, 11.25%, Maturing June 30, 2011	506,875
SSA Global Technologies, Inc.
249,375	Term Loan, 6.52%, Maturing September 22, 2011	251,245
Telcordia Technologies, Inc.
1,552,200	Term Loan, 6.91%, Maturing September 15, 2012	1,539,588
United Online, Inc.
361,392	Term Loan, 7.06%, Maturing December 13, 2008	363,199
Vertafore, Inc.
239,937	Term Loan, 7.14%, Maturing December 22, 2010	243,536
500,000	Term Loan, 10.37%, Maturing December 22, 2011	510,000
		$15,076,676
Equipment Leasing — 1.4%
Ashtead Group, PLC
$990,000	Term Loan, 6.13%, Maturing November 12, 2009	$998,457
Maxim Crane Works, L.P.
498,267	Term Loan, 9.63%, Maturing January 28, 2012	511,762
The Hertz Corp.
253,933	Term Loan, 0.00%, Maturing December 21, 2012(2)	257,405
216,667	Term Loan, 4.50%, Maturing December 21, 2012	219,629
1,479,400	Term Loan, 8.50%, Maturing December 21, 2012	1,499,626
United Rentals, Inc.
166,667	Term Loan, 2.87%, Maturing February 14, 2011	168,667
820,833	Term Loan, 6.63%, Maturing February 14, 2011	830,683
		$4,486,229
Farming / Agriculture — 0.3%
Central Garden & Pet Co.
$780,779	Term Loan, 5.57%, Maturing May 19, 2009	$792,003
		$792,003
Financial Intermediaries — 2.7%
AIMCO Properties, L.P.
$700,000	Term Loan, 6.03%, Maturing November 2, 2009	$709,844
2,350,000	Term Loan, 6.23%, Maturing November 2, 2009	2,385,986
Coinstar, Inc.
308,644	Term Loan, 6.10%, Maturing July 7, 2011	311,923
Corrections Corp. of America
505,273	Term Loan, 6.02%, Maturing March 31, 2008	513,168

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries (continued)
National Information Solutions, Inc.
$3,212,000	Term Loan, 6.11%, Maturing March 9, 2013	$3,228,596
The Macerich Partnership, L.P.
709,469	Term Loan, 6.04%, Maturing April 25, 2006	710,356
650,000	Term Loan, 5.81%, Maturing April 25, 2010	654,198
		$8,514,071
Food Products — 2.4%
Acosta, Inc.
$525,000	Term Loan, 6.60%, Maturing December 6, 2012	$530,906
Chiquita Brands, LLC
368,150	Term Loan, 6.38%, Maturing June 28, 2012	372,445
Del Monte Corp.
447,750	Term Loan, 5.73%, Maturing February 8, 2012	454,074
Doane Pet Care Co.
299,250	Term Loan, 6.77%, Maturing October 21, 2012	303,365
Dole Food Company, Inc.
583,156	Term Loan, 5.93%, Maturing April 18, 2012	586,132
Herbalife International, Inc.
136,904	Term Loan, 6.00%, Maturing December 21, 2010	138,145
Michael Foods, Inc.
1,212,752	Term Loan, 6.66%, Maturing November 21, 2010	1,229,679
Pinnacle Foods Holdings Corp.
2,910,649	Term Loan, 7.32%, Maturing November 25, 2010	2,952,125
Reddy Ice Group, Inc.
1,055,000	Term Loan, 5.87%, Maturing August 9, 2012	1,065,880
		$7,632,751
Food Service — 3.4%
AFC Enterprises, Inc.
$910,425	Term Loan, 6.81%, Maturing May 11, 2011	$921,805
Buffets, Inc.
209,091	Term Loan, 3.60%, Maturing June 28, 2009	211,182
1,015,285	Term Loan, 8.16%, Maturing June 28, 2009	1,025,437
Burger King Corp.
990,025	Term Loan, 6.31%, Maturing June 30, 2012	1,003,096
Carrols Corp.
765,368	Term Loan, 7.00%, Maturing December 31, 2010	776,490
CKE Restaurants, Inc.
193,696	Term Loan, 6.38%, Maturing May 1, 2010	195,875
Denny's, Inc.
1,237,511	Term Loan, 7.47%, Maturing September 21, 2009	1,259,684
Domino's, Inc.
3,036,882	Term Loan, 6.06%, Maturing June 25, 2010	3,074,212

Principal Amount	Borrower/Tranche Description	Value
Food Service (continued)
Jack in the Box, Inc.
$736,875	Term Loan, 5.69%, Maturing January 8, 2011	$744,704
Maine Beverage Co., LLC
437,500	Term Loan, 5.77%, Maturing June 30, 2010	436,406
Weight Watchers International, Inc.
493,750	Term Loan, 5.67%, Maturing March 31, 2010	499,511
Weightwatchers.com, Inc.
500,000	Term Loan, 9.12%, Maturing June 16, 2011	505,625
		$10,654,027
Food / Drug Retailers — 2.6%
Cumberland Farms, Inc.
$2,201,911	Term Loan, 6.69%, Maturing September 8, 2008	$2,214,297
General Nutrition Centers, Inc.
833,654	Term Loan, 7.39%, Maturing December 7, 2009	845,117
Giant Eagle, Inc.
1,000,000	Term Loan, 5.77%, Maturing November 7, 2012	1,005,313
Roundy's Supermarkets, Inc.
1,850,000	Term Loan, 7.33%, Maturing November 3, 2011	1,841,675
The Jean Coutu Group (PJC), Inc.
2,354,575	Term Loan, 6.50%, Maturing July 30, 2011	2,379,920
		$8,286,322
Forest Products — 1.2%
Boise Cascade Holdings, LLC
$1,505,187	Term Loan, 6.26%, Maturing October 29, 2011	$1,526,824
Buckeye Technologies, Inc.
191,750	Term Loan, 6.19%, Maturing March 15, 2010	193,228
NewPage Corp.
1,147,125	Term Loan, 7.56%, Maturing May 2, 2011	1,161,464
RLC Industries Co.
554,464	Term Loan, 6.03%, Maturing February 24, 2010	557,237
Xerium Technologies, Inc.
482,575	Term Loan, 6.53%, Maturing November 19, 2011	485,742
		$3,924,495
Healthcare — 9.1%
Accellent, Inc.
$190,000	Term Loan, 6.39%, Maturing November 22, 2012	$192,137
Alliance Imaging, Inc.
1,188,534	Term Loan, 6.81%, Maturing December 29, 2011	1,190,912
AMN Healthcare, Inc.
300,000	Term Loan, 6.53%, Maturing November 2, 2011	303,062
AMR HoldCo, Inc.
634,811	Term Loan, 6.71%, Maturing February 10, 2012	641,159

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Carl Zeiss Topco GMBH
$196,667	Term Loan, 6.95%, Maturing February 28, 2013	$197,896
393,333	Term Loan, 7.45%, Maturing February 28, 2014	396,283
375,000	Term Loan, 9.70%, Maturing August 31, 2014	382,031
Colgate Medical, Ltd.
67,045	Term Loan, 6.38%, Maturing December 30, 2008	67,716
Community Health Systems, Inc.
3,395,766	Term Loan, 6.16%, Maturing August 19, 2011	3,442,810
Concentra Operating Corp.
1,275,000	Term Loan, 6.05%, Maturing September 30, 2011	1,292,000
Conmed Corp.
940,811	Term Loan, 6.62%, Maturing December 31, 2007	952,571
Davita, Inc.
3,890,250	Term Loan, 6.73%, Maturing October 5, 2012	3,947,254
Encore Medical IHC, Inc.
768,065	Term Loan, 7.46%, Maturing October 4, 2010	776,705
FHC Health Systems, Inc.
348,214	Term Loan, 10.41%, Maturing December 18, 2009	355,179
243,750	Term Loan, 12.41%, Maturing December 18, 2009	248,625
750,000	Term Loan, 13.41%, Maturing February 7, 2011	765,000
Genoa Healthcare Group, LLC
273,000	Term Loan, 7.75%, Maturing August 12, 2012	275,901
Hanger Orthopedic Group, Inc.
982,411	Term Loan, 8.27%, Maturing September 30, 2009	995,919
Healthcare Partners, LLC
197,313	Term Loan, 6.89%, Maturing March 2, 2011	199,224
Healthsouth Corp.
884,306	Term Loan, 6.89%, Maturing June 14, 2007	889,005
246,250	Term Loan, 2.50%, Maturing March 21, 2010	247,558
Kinetic Concepts, Inc.
218,652	Term Loan, 6.28%, Maturing August 11, 2010	220,930
Leiner Health Products, Inc.
526,975	Term Loan, 7.70%, Maturing May 27, 2011	533,727
Lifecare Holdings, Inc.
450,000	Term Loan, 6.59%, Maturing August 11, 2012	424,547
Lifepoint Hospitals, Inc.
2,130,887	Term Loan, 6.19%, Maturing April 15, 2012	2,145,980
Magellan Health Services, Inc.
457,958	Term Loan, 4.19%, Maturing August 15, 2008	463,110
572,447	Term Loan, 6.74%, Maturing August 15, 2008	578,888
Medcath Holdings Corp.
101,250	Term Loan, 6.77%, Maturing July 2, 2011	101,978
National Mentor, Inc.
873,671	Term Loan, 6.81%, Maturing September 30, 2011	885,138

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Renal Advantage, Inc.
$199,500	Term Loan, 6.86%, Maturing October 5, 2012	$201,807
Select Medical Holding Corp.
1,267,931	Term Loan, 6.12%, Maturing February 24, 2012	1,269,956
Sunrise Medical Holdings, Inc.
491,505	Term Loan, 7.63%, Maturing May 13, 2010	492,119
Sybron Dental Management, Inc.
551,421	Term Loan, 6.23%, Maturing June 6, 2009	556,246
Talecris Biotherapeutics, Inc.
535,950	Term Loan, 7.62%, Maturing March 31, 2010	534,610
Vanguard Health Holding Co., LLC
1,645,900	Term Loan, 6.95%, Maturing September 23, 2011	1,668,531
VWR International, Inc.
1,025,184	Term Loan, 6.69%, Maturing April 7, 2011	1,040,882
		$28,877,396
Home Furnishings — 2.3%
Interline Brands, Inc.
$1,521,195	Term Loan, 6.78%, Maturing December 31, 2010	$1,544,013
Knoll, Inc.
1,107,225	Term Loan, 6.53%, Maturing October 3, 2012	1,121,930
National Bedding Company, LLC
350,000	Term Loan, 9.39%, Maturing August 31, 2012	341,687
Oreck Corp.
748,111	Term Loan, 7.28%, Maturing February 2, 2012	753,722
Sealy Mattress Co.
1,597,479	Term Loan, 6.13%, Maturing April 6, 2012	1,616,699
Simmons Co.
1,836,500	Term Loan, 5.87%, Maturing December 19, 2011	1,857,447
		$7,235,498
Industrial Equipment — 1.5%
Alliance Laundry Holdings, LLC
$247,800	Term Loan, 6.59%, Maturing January 27, 2012	$251,517
Colfax Corp.
596,476	Term Loan, 6.56%, Maturing May 30, 2009	602,938
Flowserve Corp.
1,118,433	Term Loan, 6.36%, Maturing August 10, 2012	1,133,287
Gleason Corp.
228,151	Term Loan, 6.86%, Maturing July 27, 2011	231,003
750,000	Term Loan, 9.82%, Maturing January 31, 2012	763,125
Itron, Inc.
135,135	Term Loan, 6.53%, Maturing December 17, 2010	136,149

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
Mainline, L.P.
$772,000	Term Loan, 6.88%, Maturing December 17, 2011	$773,930
Maxim Crane Works, L.P.
779,999	Term Loan, 6.88%, Maturing January 28, 2010	791,049
		$4,682,998
Insurance — 2.6%
ARG Holdings, Inc.
$650,000	Term Loan, 11.47%, Maturing November 30, 2012	$659,750
CCC Information Services Group, Inc.
1,033,811	Term Loan, 7.14%, Maturing August 20, 2010	1,036,395
Conseco, Inc.
1,680,822	Term Loan, 6.37%, Maturing June 22, 2010	1,694,829
Hilb, Rogal & Hobbs Co.
3,293,903	Term Loan, 6.81%, Maturing June 30, 2007	3,333,018
U.S.I. Holdings Corp.
977,500	Term Loan, 6.74%, Maturing August 11, 2008	981,777
664,975	Term Loan, 6.74%, Maturing August 11, 2008	667,884
		$8,373,653
Leisure Goods / Activities / Movies — 7.8%
24 Hour Fitness Worldwide, Inc.
$900,000	Term Loan, 6.78%, Maturing June 8, 2012	$912,750
Alliance Atlantis Communications, Inc.
336,458	Term Loan, 5.89%, Maturing December 31, 2011	339,121
AMF Bowling Worldwide, Inc.
346,711	Term Loan, 7.28%, Maturing August 27, 2009	349,853
Cinemark, Inc.
1,965,000	Term Loan, 6.53%, Maturing March 31, 2011	1,991,036
Fender Musical Instruments Co.
375,000	Term Loan, 8.72%, Maturing March 30, 2012	375,703
Loews Cineplex Entertainment Corp.
2,073,007	Term Loan, 6.45%, Maturing July 30, 2011	2,086,287
Mega Blocks, Inc.
847,875	Term Loan, 6.04%, Maturing July 26, 2012	859,003
Metro-Goldwyn-Mayer Holdings, Inc.
5,390,000	Term Loan, 6.78%, Maturing April 8, 2012	5,432,263
Regal Cinemas Corp.
4,429,835	Term Loan, 6.53%, Maturing November 10, 2010	4,484,592
Six Flags Theme Parks, Inc.
750,000	Revolving Loan, 7.63%, Maturing June 30, 2008(2)	741,094
2,229,653	Term Loan, 6.67%, Maturing June 30, 2009	2,259,115
Universal City Development Partners, Ltd.
999,900	Term Loan, 6.25%, Maturing June 9, 2011	1,013,024

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
WMG Acquisition Corp.
$450,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	$437,962
3,599,032	Term Loan, 6.41%, Maturing February 28, 2011	3,641,450
		$24,923,253
Lodging and Casinos — 5.6%
Alliance Gaming Corp.
$1,697,768	Term Loan, 11.00%, Maturing September 5, 2009	$1,700,686
Ameristar Casinos, Inc.
600,000	Term Loan, 5.87%, Maturing November 10, 2012	604,500
CCM Merger, Inc.
1,024,851	Term Loan, 6.49%, Maturing July 13, 2012	1,033,306
CNL Resort Hotel, L.P.
850,000	Term Loan, 7.00%, Maturing August 18, 2006	852,125
Columbia Entertainment
534,375	Term Loan, 7.03%, Maturing October 24, 2011	538,717
Globalcash Access, LLC
227,045	Term Loan, 6.64%, Maturing March 10, 2010	230,450
Isle of Capri Casinos, Inc.
1,202,850	Term Loan, 6.06%, Maturing February 4, 2011	1,216,382
Marina District Finance Co., Inc.
1,460,250	Term Loan, 6.14%, Maturing October 20, 2011	1,471,506
MGM Mirage
1,571,429	Revolving Loan, 5.13%, Maturing November 22, 2009(2)	1,526,250
428,571	Term Loan, 5.13%, Maturing November 22, 2009	428,973
Penn National Gaming, Inc.
3,506,213	Term Loan, 6.05%, Maturing October 3, 2012	3,552,505
Resorts International Holdings, LLC
1,059,950	Term Loan, 7.53%, Maturing April 26, 2012	1,064,919
466,626	Term Loan, 12.03%, Maturing April 26, 2013	460,210
Venetian Casino Resort, LLC
2,031,035	Term Loan, 6.28%, Maturing June 15, 2011	2,046,584
418,770	Term Loan, 6.28%, Maturing June 15, 2011	421,976
Wynn Las Vegas, LLC
665,000	Term Loan, 6.52%, Maturing December 14, 2011	672,759
		$17,821,848
Nonferrous Metals / Minerals — 2.6%
Alpha Natural Resources, LLC
$475,000	Term Loan, 6.32%, Maturing October 26, 2012	$478,761
Carmeuse Lime, Inc.
316,875	Term Loan, 6.00%, Maturing May 2, 2011	319,648
Foundation Coal Corp.
677,128	Term Loan, 6.35%, Maturing July 30, 2011	688,507

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
ICG, LLC
$44,174	Term Loan, 7.13%, Maturing November 5, 2010	$44,395
International Mill Service, Inc.
247,505	Term Loan, 7.28%, Maturing December 31, 2010	249,980
1,000,000	Term Loan, 10.53%, Maturing October 26, 2011	1,015,000
Magnequench International, Inc.
1,099,438	Term Loan, 8.00%, Maturing August 31, 2009	1,102,186
Murray Energy Corp.
744,375	Term Loan, 7.39%, Maturing January 28, 2010	747,632
Novelis, Inc.
499,865	Term Loan, 6.01%, Maturing January 6, 2012	505,801
866,673	Term Loan, 6.01%, Maturing January 6, 2012	876,965
Stillwater Mining Co.
781,763	Term Loan, 7.69%, Maturing June 30, 2007	792,512
Trout Coal Holdings, LLC
496,250	Term Loan, 7.34%, Maturing March 23, 2011	483,223
1,000,000	Term Loan, 10.83%, Maturing March 23, 2012	967,500
		$8,272,110
Oil and Gas — 3.9%
Coffeyville Resources, LLC
$450,000	Term Loan, 11.31%, Maturing June 24, 2013	$465,469
Dresser, Inc.
97,256	Term Loan, 6.89%, Maturing March 31, 2007	98,715
El Paso Corp.
1,071,750	Term Loan, 4.00%, Maturing November 23, 2009	1,076,588
2,242,493	Term Loan, 7.31%, Maturing November 23, 2009	2,255,262
Epco Holdings, Inc.
613,800	Term Loan, 6.52%, Maturing August 18, 2010	623,151
Key Energy Services, Inc.
640,000	Term Loan, 7.37%, Maturing June 30, 2012	649,200
LB Pacific, L.P.
540,913	Term Loan, 7.09%, Maturing March 3, 2012	549,364
Lyondell-Citgo Refining, L.P.
935,750	Term Loan, 6.53%, Maturing May 21, 2007	945,107
Targa Resources, Inc.
895,000	Term Loan, 6.83%, Maturing October 31, 2007	898,356
201,774	Term Loan, 4.40%, Maturing October 31, 2012	203,603
1,225,155	Term Loan, 6.64%, Maturing October 31, 2012	1,236,259
Universal Compression, Inc.
552,226	Term Loan, 6.03%, Maturing February 15, 2012	558,439
Williams Production RMT Co.
2,930,212	Term Loan, 6.62%, Maturing May 30, 2008	2,963,177
		$12,522,690

Principal Amount	Borrower/Tranche Description	Value
Publishing — 5.3%
American Media Operations, Inc.
$48,048	Term Loan, 7.06%, Maturing April 1, 2006	$48,168
1,090,120	Term Loan, 6.81%, Maturing April 1, 2007	1,097,841
867,100	Term Loan, 6.81%, Maturing April 1, 2008	873,241
CBD Media, LLC
431,373	Term Loan, 6.99%, Maturing December 31, 2009	437,978
Dex Media East, LLC
1,533,431	Term Loan, 5.99%, Maturing May 8, 2009	1,545,795
Dex Media West, LLC
1,874,054	Term Loan, 6.05%, Maturing March 9, 2010	1,886,513
Hanley-Wood, LLC
31,788	Term Loan, 0.00%, Maturing August 1, 2012(2)	31,921
268,212	Term Loan, 6.56%, Maturing August 1, 2012	269,330
Herald Media, Inc.
147,290	Term Loan, 7.28%, Maturing July 22, 2011	148,211
500,000	Term Loan, 10.28%, Maturing January 22, 2012	506,562
Liberty Group Operating, Inc.
710,568	Term Loan, 6.63%, Maturing February 28, 2012	717,452
Merrill Communications, LLC
691,413	Term Loan, 6.82%, Maturing July 30, 2009	697,031
Nebraska Book Co., Inc.
476,513	Term Loan, 6.52%, Maturing March 4, 2011	481,278
R.H. Donnelley Corp.
86,122	Term Loan, 6.26%, Maturing December 31, 2009	86,523
2,779,081	Term Loan, 6.20%, Maturing June 30, 2011	2,795,784
Source Media, Inc.
233,412	Term Loan, 6.63%, Maturing January 30, 2006	233,412
SP Newsprint Co.
969,921	Term Loan, 4.38%, Maturing January 9, 2010	983,864
375,008	Term Loan, 6.63%, Maturing January 9, 2010	380,399
Sun Media Corp.
2,375,462	Term Loan, 6.24%, Maturing February 7, 2009	2,387,339
Xsys US, Inc.
605,124	Term Loan, 6.77%, Maturing December 31, 2012	610,419
618,087	Term Loan, 7.27%, Maturing December 31, 2013	626,586
		$16,845,647
Radio and Television — 5.0%
Adams Outdoor Advertising, L.P.
$932,265	Term Loan, 6.20%, Maturing November 18, 2012	$946,055
ALM Media Holdings, Inc.
828,737	Term Loan, 7.03%, Maturing March 5, 2010	829,428
DirecTV Holdings, LLC
2,086,667	Term Loan, 5.87%, Maturing April 13, 2013	2,108,186

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Entravision Communications Corp.
$725,000	Term Loan, 5.55%, Maturing September 29, 2013	$730,437
Gray Television, Inc.
523,688	Term Loan, 5.71%, Maturing November 22, 2015	526,961
HIT Entertainment, Inc.
800,000	Term Loan, 6.46%, Maturing March 20, 2012	803,600
NEP Supershooters, L.P.
799,336	Term Loan, 12.53%, Maturing August 3, 2011	795,339
Nexstar Broadcasting, Inc.
977,804	Term Loan, 6.28%, Maturing October 1, 2012	984,730
995,356	Term Loan, 6.28%, Maturing October 1, 2012	1,002,406
NextMedia Operating, Inc.
69,231	Term Loan, 6.32%, Maturing November 15, 2012	69,764
155,769	Term Loan, 6.37%, Maturing November 15, 2012	156,970
PanAmSat Corp.
2,712,506	Term Loan, 6.49%, Maturing August 20, 2011	2,747,768
Patriot Media and Communications CNJ, LLC
300,000	Term Loan, 9.50%, Maturing October 6, 2013	305,344
Rainbow National Services, LLC
1,477,515	Term Loan, 7.19%, Maturing March 31, 2012	1,490,997
Raycom TV Broadcasting, Inc.
1,200,000	Term Loan, 6.44%, Maturing February 24, 2012	1,204,500
Spanish Broadcasting System, Inc.
700,000	Term Loan, 8.02%, Maturing June 10, 2013	710,646
Young Broadcasting, Inc.
388,050	Term Loan, 6.70%, Maturing November 3, 2012	390,172
		$15,803,303
Rail Industries — 0.6%
Kansas City Southern Industries, Inc.
$366,300	Term Loan, 5.80%, Maturing March 30, 2008	$368,437
Railamerica, Inc.
1,360,409	Term Loan, 6.69%, Maturing September 29, 2011	1,382,233
79,478	Term Loan, 6.69%, Maturing September 29, 2011	80,753
		$1,831,423
Retailers (Except Food and Drug) — 5.5%
American Achievement Corp.
$298,281	Term Loan, 7.05%, Maturing March 25, 2011	$303,128
Coinmach Laundry Corp.
3,000,000	Term Loan, 6.47%, Maturing December 19, 2012(2)	3,045,000
FTD, Inc.
370,752	Term Loan, 6.64%, Maturing February 28, 2011	374,691

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
$914,893	Term Loan, 6.94%, Maturing July 15, 2010	$924,728
Home Interiors & Gifts, Inc.
657,220	Term Loan, 9.39%, Maturing March 31, 2011	604,643
Josten's Corp.
2,271,184	Term Loan, 6.78%, Maturing October 4, 2010	2,304,116
Mapco Express, Inc.
325,365	Term Loan, 7.26%, Maturing April 28, 2011	330,042
Mauser Werke GMBH & Co. KG
625,000	Term Loan, 7.12%, Maturing December 3, 2011	625,000
Movie Gallery, Inc.
567,150	Term Loan, 8.28%, Maturing April 27, 2011	543,857
Musicland Group, Inc.
1,000,000	Revolving Loan, 8.50%, Maturing August 11, 2008(2)	1,002,500
Neiman Marcus Group, Inc.
525,000	Term Loan, 6.95%, Maturing April 5, 2013	529,821
Oriental Trading Co., Inc.
1,730,602	Term Loan, 6.81%, Maturing August 4, 2010	1,741,418
Rent-A-Center, Inc.
1,280,224	Term Loan, 6.27%, Maturing June 30, 2010	1,294,626
Savers, Inc.
350,196	Term Loan, 7.53%, Maturing August 4, 2009	355,012
500,000	Term Loan, 12.22%, Maturing August 4, 2010	510,625
School Specialty, Inc.
1,325,000	Term Loan, 6.71%, Maturing September 29, 2012	1,325,000
Travelcenters of America, Inc.
1,660,000	Term Loan, 6.28%, Maturing November 30, 2008	1,678,675
		$17,492,882
Steel — 0.1%
Gibraltar Industries, Inc.
$450,000	Term Loan, 6.28%, Maturing December 8, 2010	$453,375
		$453,375
Surface Transport — 0.4%
Horizon Lines, LLC
$246,250	Term Loan, 6.78%, Maturing July 7, 2011	$249,533
Sirva Worldwide, Inc.
983,708	Term Loan, 8.16%, Maturing December 1, 2010	944,360
		$1,193,893
Telecommunications — 6.0%
AAT Communications Corp.
$660,000	Term Loan, 7.16%, Maturing July 29, 2013	$671,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Alaska Communications Systems Holdings, Inc.
$530,000	Term Loan, 6.53%, Maturing February 11, 2012	$535,962
Cellular South, Inc.
344,750	Term Loan, 6.04%, Maturing May 4, 2011	349,059
Centennial Cellular Operating Co., LLC
1,833,333	Term Loan, 6.62%, Maturing February 9, 2011	1,857,825
Cincinnati Bell, Inc.
349,125	Term Loan, 5.90%, Maturing August 31, 2012	351,307
Consolidated Communications, Inc.
2,244,965	Term Loan, 5.93%, Maturing July 27, 2015	2,267,415
D&E Communications, Inc.
465,412	Term Loan, 6.41%, Maturing December 31, 2011	468,321
Fairpoint Communications, Inc.
1,130,000	Term Loan, 6.31%, Maturing February 8, 2012	1,134,661
Hawaiian Telcom Communications, Inc.
400,000	Term Loan, 6.78%, Maturing October 31, 2012	402,750
Intelsat, Ltd.
1,500,000	Term Loan, 5.81%, Maturing July 28, 2011	1,515,937
Iowa Telecommunications Services
334,000	Term Loan, 6.30%, Maturing November 23, 2011	337,497
IPC Acquisition Corp.
249,375	Term Loan, 7.19%, Maturing August 5, 2011	252,388
Madison River Capital, LLC
290,000	Term Loan, 6.59%, Maturing July 31, 2012	294,441
NTelos, Inc.
1,138,500	Term Loan, 6.89%, Maturing February 18, 2011	1,148,177
Qwest Corp.
2,000,000	Term Loan, 9.02%, Maturing June 4, 2007	2,049,750
Stratos Global Corp.
796,950	Term Loan, 6.64%, Maturing December 3, 2010	796,950
Triton PCS, Inc.
1,569,811	Term Loan, 7.64%, Maturing November 18, 2009	1,580,800
Valor Telecom Enterprise, LLC
1,703,500	Term Loan, 6.02%, Maturing February 14, 2012	1,712,416
Westcom Corp.
441,602	Term Loan, 6.99%, Maturing December 17, 2010	443,258
600,000	Term Loan, 11.24%, Maturing May 17, 2011	610,500
Winstar Communications, Inc.
169,348	DIP Loan, 0.00%, Maturing December 31, 2005(3)(4)	169,348
		$18,949,762
Utilities — 3.7%
Allegheny Energy Supply Co., LLC
$1,615,541	Term Loan, 5.86%, Maturing March 8, 2011	$1,636,071

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Cellnet Technology, Inc.
$313,425	Term Loan, 7.53%, Maturing April 26, 2012	$317,343
Cogentrix Delaware Holdings, Inc.
561,698	Term Loan, 6.28%, Maturing April 14, 2012	567,725
Covanta Energy Corp.
561,138	Term Loan, 4.53%, Maturing June 24, 2012	570,257
378,459	Term Loan, 7.51%, Maturing June 24, 2012	384,609
350,000	Term Loan, 9.95%, Maturing June 24, 2013	355,687
Energy Transfer Company, L.P.
860,675	Term Loan, 7.44%, Maturing June 16, 2012	864,010
KGen, LLC
476,400	Term Loan, 7.15%, Maturing August 5, 2011	475,209
La Paloma Generating Co., LLC
29,508	Term Loan, 6.11%, Maturing August 16, 2012	29,833
174,954	Term Loan, 6.28%, Maturing August 16, 2012	176,879
13,934	Term Loan, 6.28%, Maturing August 16, 2012	14,087
NRG Energy, Inc.
865,427	Term Loan, 4.43%, Maturing December 24, 2011	869,033
1,089,707	Term Loan, 6.26%, Maturing December 24, 2011	1,094,248
Petrohawk Energy Corp.
285,000	Term Loan, 8.91%, Maturing July 28, 2010	287,850
Pike Electric, Inc.
311,290	Term Loan, 6.13%, Maturing July 1, 2012	315,181
182,287	Term Loan, 6.13%, Maturing July 1, 2012	184,565
Plains Resources, Inc.
1,333,311	Term Loan, 6.40%, Maturing July 23, 2010	1,347,477
Reliant Energy, Inc.
699,602	Term Loan, 6.09%, Maturing December 22, 2010	698,727
Texas Genco, LLC
472,636	Term Loan, 6.37%, Maturing December 14, 2011	474,187
1,141,397	Term Loan, 6.37%, Maturing December 14, 2011	1,145,142
		$11,808,120
	Total Senior Floating Rate Interests (identified cost $448,313,374)	$451,274,504
Corporate Bonds & Notes — 16.5%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.2%
Argo Tech Corp., Sr. Notes
$300	9.25%, 6/1/11	$309,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Aerospace and Defense (continued)
Delta Air Lines, Inc.
$64	9.50%, 11/18/08(4)(5)	$56,640
Sequa Corp.
300	8.875%, 4/1/08	314,250
Standard Aero Holdings, Inc.
15	8.25%, 9/1/14	12,375
		$692,265
Air Transport — 0.4%
American Airlines
$895	7.80%, 10/1/06	$883,949
15	8.608%, 4/1/11	14,914
20	7.858%, 10/1/11	21,100
Continental Airlines
197	7.033%, 6/15/11	179,139
		$1,099,102
Automotive — 0.9%
Altra Industrial Motion, Inc.
$35	9.00%, 12/1/11(5)	$34,125
Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13(5)	54,587
Dana Credit Corp.
50	8.375%, 8/15/07(5)	47,375
Ford Motor Credit Co.
110	6.50%, 1/25/07	106,448
385	7.375%, 10/28/09	341,723
185	7.875%, 6/15/10	166,630
Ford Motor Credit Co., Variable Rate
535	7.26%, 11/2/07	511,794
General Motors Acceptance Corp.
130	6.125%, 9/15/06	126,297
20	7.00%, 2/1/12	18,160
540	8.00%, 11/1/31	518,626
Keystone Automotive Operations, Inc., Sr. Sub. Notes
470	9.75%, 11/1/13	408,900
Metaldyne Corp.
65	10.00%, 11/1/13	59,150
Tenneco Automotive, Inc.
140	8.625%, 11/15/14	133,000
Tenneco Automotive, Inc., Series B
230	10.25%, 7/15/13	252,425
TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	73,287

Principal Amount (000's omitted)	Security	Value
Automotive (continued)
United Components, Inc., Sr. Sub. Notes
$65	9.375%, 6/15/13	$65,000
Visteon Corp., Sr. Notes
95	8.25%, 8/1/10	81,225
		$2,998,752
Brokers / Dealers / Investment Houses — 0.0%
E*Trade Financial Corp., Sr. Notes
$40	8.00%, 6/15/11	$41,800
		$41,800
Building and Development — 0.4%
Coleman Cable, Inc.
$60	9.875%, 10/1/12	$48,900
General Cable Corp., Sr. Notes
85	9.50%, 11/15/10	90,525
Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	20,000
MAAX Corp., Sr. Sub. Notes
65	9.75%, 6/15/12	51,675
Mueller Group, Inc., Sr. Sub. Notes
185	10.00%, 5/1/12	197,487
Mueller Holdings, Inc., Disc. Notes
160	14.75%, 4/15/14	121,200
Nortek, Inc., Sr. Sub Notes
245	8.50%, 9/1/14	237,650
NTK Holdings, Inc., Sr. Disc. Notes
115	10.75%, 3/1/14	72,450
Panolam Industries International, Sr. Sub. Notes
105	10.75%, 10/1/13(5)	101,587
Ply Gem Industries, Inc., Sr. Sub. Notes
75	9.00%, 2/15/12	66,937
RMCC Acquisition Co., Sr. Sub. Notes
305	9.50%, 11/1/12(5)	308,050
Stanley-Martin Co.
40	9.75%, 8/15/15(5)	36,600
		$1,353,061
Business Equipment and Services — 0.4%
Aearo Co. I, Sr. Sub. Notes
$65	8.25%, 4/15/12	$66,300
Hydrochem Industrial Services, Inc., Sr. Sub. Notes
40	9.25%, 2/15/13(5)	38,600

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
Muzak LLC/Muzak Finance, Sr. Notes
$20	10.00%, 2/15/09	$17,550
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	175,950
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK)
25	11.75%, 1/1/12(3)	24,655
Quintiles Transnational Corp., Sr. Sub. Notes
260	10.00%, 10/1/13	291,200
Safety Products Holdings, Sr. Notes (PIK)
45	11.75%, 1/1/12(3)(5)	44,381
Sungard Data Systems, Inc., Sr. Notes
215	9.125%, 8/15/13(5)	223,600
Sungard Data Systems, Inc., Sr. Notes, Variable Rate
55	8.525%, 8/15/13(5)	57,200
Sungard Data Systems, Inc., Sr. Sub. Notes
185	10.25%, 8/15/15(5)	185,925
		$1,125,361
Cable and Satellite Television — 0.7%
Adelphia Communications, Sr. Notes, Series B
$270	9.25%, 10/1/32(4)	$151,200
CCO Holdings LLC/CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13(5)	378,212
Charter Communications Holdings II, LLC, Sr. Notes
120	10.25%, 9/15/10	120,000
CSC Holdings, Inc., Sr. Notes, Series B
55	7.625%, 4/1/11	55,000
CSC Holdings, Inc., Sr. Sub. Notes
85	10.50%, 5/15/16	90,525
Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	551,250
Kabel Deutschland GMBH
345	10.625%, 7/1/14(5)	364,837
UGS Corp.
575	10.00%, 6/1/12	629,625
		$2,340,649
Chemicals and Plastics — 0.8%
Avecia Group PLC
$25	11.00%, 7/1/09	$25,875
Aventine Renewable Energy, Variable Rate
55	10.491%, 12/15/11(5)	57,200
BCP Crystal Holdings Corp., Sr. Sub. Notes
172	9.625%, 6/15/14	192,210

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
$95	9.00%, 7/15/14(5)	$94,525
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
179	10.50%, 10/1/14	131,117
Equistar Chemical, Sr. Notes
110	10.625%, 5/1/11	121,550
Huntsman International, LLC, Sr. Notes
80	9.875%, 3/1/09	84,800
Huntsman, LLC
91	11.625%, 10/15/10	104,081
Key Plastics, LLC, Jr. Sub. Notes
74	4.00%, 4/26/07(3)	74,920
Key Plastics, LLC, Sr. Sub. Notes
118	7.00%, 4/26/07(3)	118,548
Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	219,120
Nalco Co., Sr. Sub. Notes
100	8.875%, 11/15/13	105,250
Nova Chemicals Corp., Sr. Notes, Variable Rate
160	7.561%, 11/15/13(5)	164,200
OM Group, Inc.
460	9.25%, 12/15/11	451,950
Polyone Corp., Sr. Notes
180	10.625%, 5/15/10	193,950
30	8.875%, 5/1/12	29,550
Rhodia SA, Sr. Notes
90	10.25%, 6/1/10	99,000
Solo Cup Co., Sr. Sub. Notes
110	8.50%, 2/15/14	96,800
Tronox Worldwide LLC/Finance Corp, Sr. Notes
30	9.50%, 12/1/12(5)	30,750
		$2,395,396
Clothing / Textiles — 0.5%
Levi Strauss & Co., Sr. Notes
$345	12.25%, 12/15/12	$386,400
230	9.75%, 1/15/15	240,350
Levi Strauss & Co., Sr. Notes, Variable Rate
100	8.804%, 4/1/12	101,250
Oxford Industries, Inc., Sr. Notes
305	8.875%, 6/1/11	312,244
Perry Ellis International, Inc., Sr. Sub. Notes
160	8.875%, 9/15/13	158,400

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Clothing / Textiles (continued)
Phillips Van-Heusen, Sr. Notes
$40	7.25%, 2/15/11	$40,800
100	8.125%, 5/1/13	106,000
Quiksilver, Inc.
75	6.875%, 4/15/15	72,562
		$1,418,006
Conglomerates — 0.2%
Amsted Industries, Inc., Sr. Notes
$500	10.25%, 10/15/11(5)	$537,500
Goodman Global Holdings, Sr. Notes, Variable Rate
60	7.491%, 6/15/12(5)	59,700
Rexnord Corp.
45	10.125%, 12/15/12	48,600
		$645,800
Containers and Glass Products — 0.1%
Intertape Polymer US, Inc., Sr. Sub. Notes
$180	8.50%, 8/1/14	$178,566
Pliant Corp. (PIK)
86	11.625%, 6/15/09(3)	90,660
		$269,226
Cosmetics / Toiletries — 0.1%
Jostens Holding Corp., Sr. Disc. Notes
$45	10.25%, 12/1/13	$33,525
Samsonite Corp., Sr. Sub. Notes
125	8.875%, 6/1/11	130,000
		$163,525
Ecological Services and Equipment — 0.2%
Aleris International, Inc.
$130	10.375%, 10/15/10	$142,675
87	9.00%, 11/15/14	90,045
Allied Waste North America, Series B
165	8.875%, 4/1/08	174,900
Allied Waste North America, Sr. Notes, Series B
75	8.50%, 12/1/08	79,125
Waste Services, Inc., Sr. Sub. Notes
220	9.50%, 4/15/14	221,100
		$707,845

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.2%
Advanced Micro Devices, Inc., Sr. Notes
$275	7.75%, 11/1/12	$279,125
Amkor Technologies, Inc., Sr. Notes
25	7.125%, 3/15/11	22,125
425	7.75%, 5/15/13	371,875
CPI Holdco, Inc., Sr. Notes, Variable Rate
50	9.672%, 2/1/15	49,465
Stratus Technologies, Inc., Sr. Notes
25	10.375%, 12/1/08	25,375
		$747,965
Equipment Leasing — 0.3%
The Hertz Corp., Sr. Notes
$420	8.875%, 1/1/14(5)	$429,975
250	10.50%, 1/1/16(5)	258,750
United Rentals North America, Inc.
40	6.50%, 2/15/12	39,150
United Rentals North America, Inc., Sr. Sub. Notes
370	7.00%, 2/15/14	347,800
		$1,075,675
Financial Intermediaries — 1.3%
Alzette, Variable Rate
$500	8.691%, 12/15/20	$512,812
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	6.344%, 2/24/19(5)	380,361
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
500	6.10%, 4/15/19(5)	500,000
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	6.20%, 1/15/19(5)	501,940
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	6.782%, 8/11/16(5)	500,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	9.957%, 3/8/17	509,375
Centurion CDO 9 Ltd., Series 2005-9A
500	9.29%, 7/17/19	497,150
Residential Capital Corp., Sr. Notes
85	6.875%, 6/30/15	90,478
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
500	6.55%, 3/21/17(5)	501,550
		$3,993,666

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Food Products — 0.7%
American Seafoods Holdings, LLC
$415	10.125%, 4/15/10	$437,306
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
220	11.50%, 11/1/11	176,000
Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	178,500
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,110	8.25%, 12/1/13	1,062,825
UAP Holding Corp., Sr. Disc. Notes
265	10.75%, 7/15/12	230,881
United Agricultural Products, Sr. Notes
50	8.25%, 12/15/11	52,750
WH Holdings Ltd./WH Capital Corp., Sr. Notes
42	9.50%, 4/1/11	45,570
		$2,183,832
Food Service — 0.0%
EPL Finance Corp.
$100	11.75%, 11/15/13(5)	$100,125
		$100,125
Food / Drug Retailers — 0.1%
Rite Aid Corp.
$185	7.125%, 1/15/07	$185,925
125	6.125%, 12/15/08(5)	118,125
100	8.125%, 5/1/10	102,250
		$406,300
Forest Products — 0.6%
Caraustar Industries, Inc.
$25	7.375%, 6/1/09	$24,125
Caraustar Industries, Inc., Sr. Sub. Notes
495	9.875%, 4/1/11	507,375
Georgia-Pacific Corp.
145	9.50%, 12/1/11	153,519
JSG Funding PLC, Sr. Notes
355	9.625%, 10/1/12	356,775
Newark Group, Inc., Sr. Sub. Notes
90	9.75%, 3/15/14	79,650
NewPage Corp.
280	10.00%, 5/1/12	276,500
Stone Container Corp.
150	7.375%, 7/15/14	137,250

Principal Amount (000's omitted)	Security	Value
Forest Products (continued)
Stone Container Corp., Sr. Notes
$438	9.25%, 2/1/08	$451,140
		$1,986,334
Healthcare — 0.7%
Accellent, Inc.
$190	10.50%, 12/1/13(5)	$195,700
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
155	10.00%, 2/15/15(5)	166,237
Healthsouth Corp., Sr. Notes
145	7.375%, 10/1/06	146,450
Inverness Medical Innovations, Inc., Sr. Sub. Notes
120	8.75%, 2/15/12	122,400
National Mentor, Inc., Sr. Sub. Notes
125	9.625%, 12/1/12	131,250
Pacificare Health System
146	10.75%, 6/1/09	156,585
Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13(5)	105,525
Service Corp. International, Sr. Notes
210	7.00%, 6/15/17(5)	209,475
US Oncology, Inc.
120	9.00%, 8/15/12	129,000
240	10.75%, 8/15/14	267,600
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
255	9.00%, 10/1/14	272,212
Ventas Realty L.P./Capital Corp., Sr. Notes
75	7.125%, 6/1/15	79,125
VWR International, Inc., Sr. Sub. Notes
160	8.00%, 4/15/14	160,000
		$2,141,559
Home Furnishings — 0.0%
Fedders North America, Inc.
$95	9.875%, 3/1/14	$68,400
Interline Brands, Inc., Sr. Sub. Notes
32	11.50%, 5/15/11	35,840
		$104,240
Industrial Equipment — 0.2%
Case New Holland, Inc., Sr. Notes
$110	9.25%, 8/1/11	$118,250
Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15(5)	107,625

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Equipment (continued)
Manitowoc Co., Inc. (The)
$29	10.50%, 8/1/12	$32,335
Milacron Escrow Corp.
195	11.50%, 5/15/11	167,700
Terex Corp.
70	10.375%, 4/1/11	74,550
Thermadyne Holdings Corp., Sr. Sub. Notes
165	9.25%, 2/1/14	145,200
		$645,660
Leisure Goods / Activities / Movies — 0.5%
AMC Entertainment, Inc., Sr. Sub. Notes
$115	9.875%, 2/1/12	$113,275
Loews Cineplex Entertainment Corp.
445	9.00%, 8/1/14	451,675
Marquee Holdings, Inc., Sr. Disc. Notes
325	12.00%, 8/15/14	208,812
Royal Caribbean Cruises, Sr. Notes
135	8.75%, 2/2/11	153,225
Six Flags Theme Parks, Inc., Sr. Notes
280	8.875%, 2/1/10	274,400
Universal City Development Partners, Sr. Notes
150	11.75%, 4/1/10	168,937
Universal City Florida Holding, Sr. Notes, Variable Rate
180	9.00%, 5/1/10	181,800
		$1,552,124
Lodging and Casinos — 1.0%
CCM Merger, Inc.
$65	8.00%, 8/1/13(5)	$62,725
Chukchansi EDA, Sr. Notes, Variable Rate
150	8.06%, 11/15/12(5)	153,750
Eldorado Casino Shreveport
53	10.00%, 8/1/12	40,571
Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(5)	109,725
Host Marriot L.P., Series O
15	6.375%, 3/15/15	15,037
Inn of the Mountain Gods, Sr. Notes
285	12.00%, 11/15/10	283,575
Kerzner International, Sr. Sub. Notes
580	6.75%, 10/1/15(5)	566,950

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Majestic Star Casino LLC
$145	9.50%, 10/15/10	$153,337
85	9.75%, 1/15/11(5)	86,063
Meristar Hospitality Operations/Finance
130	10.50%, 6/15/09	137,638
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	63,450
OED Corp./Diamond Jo
140	8.75%, 4/15/12	137,200
San Pasqual Casino
160	8.00%, 9/15/13(5)	163,200
Station Casinos, Sr. Sub. Notes
115	6.875%, 3/1/16	118,163
Trump Entertainment Resorts, Inc.
425	8.50%, 6/1/15	416,500
Tunica-Biloxi Gaming Authority, Sr. Notes
130	9.00%, 11/15/15(3)(5)	130,650
Waterford Gaming LLC, Sr. Notes
404	8.625%, 9/15/12(5)	432,280
Wynn Las Vegas, LLC
60	6.625%, 12/1/14	58,650
		$3,129,464
Nonferrous Metals/Minerals — 0.0%
Alpha Natural Resources, Sr. Notes
$75	10.00%, 6/1/12	$81,469
Novelis, Inc., Sr. Notes
30	7.50%, 2/15/15(5)	28,125
		$109,594
Oil and Gas — 1.0%
Clayton Williams Energy, Inc., Sr. Notes
$50	7.75%, 8/1/13(5)	$48,250
Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	55,963
Dresser, Inc.
110	9.375%, 4/15/11	116,325
El Paso Corp.
80	6.95%, 12/15/07	81,300
130	9.625%, 5/15/12	143,975
El Paso Corp., Sr. Notes
85	7.625%, 8/16/07(5)	86,913
El Paso Production Holding Co.
30	7.75%, 6/1/13	31,275

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
Encore Acquisition Co., Sr. Sub. Notes
$125	7.25%, 12/1/17	$124,375
Giant Industries
130	8.00%, 5/15/14	134,875
Hanover Compressor Co., Sr. Sub. Notes
355	0.00%, 3/31/07	320,388
Hanover Equipment Trust, Series B
70	8.75%, 9/1/11	74,375
Northwest Pipeline Corp.
70	8.125%, 3/1/10	74,550
Ocean Rig Norway AS, Sr. Notes
50	8.375%, 7/1/13(5)	53,500
Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	95,306
Petrobras International Finance Co.
30	7.75%, 9/15/14	32,550
Plains E&P Co., Sr. Sub. Notes
115	8.75%, 7/1/12	124,488
Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	234,187
Semgroup L.P., Sr. Notes
140	8.75%, 11/15/15(5)	143,850
SESI, LLC
95	8.875%, 5/15/11	99,988
Southern Natural Gas
50	8.875%, 3/15/10	53,686
150	8.00%, 3/1/32	165,227
Transmontaigne, Inc., Sr. Sub. Notes
320	9.125%, 6/1/10	316,000
United Refining Co., Sr. Notes
225	10.50%, 8/15/12	241,875
Verasun Energy Corp.
120	9.875%, 12/15/12(5)	122,400
Williams Cos., Inc. (The)
45	8.75%, 3/15/32	52,425
		$3,028,046
Publishing — 0.4%
Advanstar Communications, Inc.
$185	10.75%, 8/15/10	$203,731
American Media Operations, Inc., Series B
400	10.25%, 5/1/09	367,000
CBD Media, Inc., Sr. Sub. Notes
70	8.625%, 6/1/11	71,750

Principal Amount (000's omitted)	Security	Value
Publishing (continued)
Dex Media West LLC, Sr. Sub. Notes
$182	9.875%, 8/15/13	$202,930
Houghton Mifflin Co., Sr. Sub. Notes
240	9.875%, 2/1/13	257,700
		$1,103,111
Radio and Television — 1.5%
CanWest Media, Inc.
$217	8.00%, 9/15/12	$223,014
Emmis Communications Corp., Sr. Notes, Variable Rate
1,500	10.366%, 6/15/12	1,513,125
LBI Media, Inc.
90	10.125%, 7/15/12	95,963
LBI Media, Inc., Sr. Disc. Notes
80	11.00%, 10/15/13	58,900
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
230	11.375%, 4/1/13	174,513
Paxson Communications Corp., Variable Rate
2,000	6.90%, 1/15/10(5)	2,015,000
Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12(5)	107,000
Rainbow National Services, LLC, Sr. Sub. Debs.
355	10.375%, 9/1/14(5)	399,375
Sirius Satellite Radio, Sr. Notes
315	9.625%, 8/1/13(5)	311,850
		$4,898,740
Rail Industries — 0.0%
TFM SA de C.V., Sr. Notes
$45	12.50%, 6/15/12	$51,525
		$51,525
Retailers (Except Food and Drug) — 0.4%
Affinity Group, Inc., Sr. Sub. Notes
$220	9.00%, 2/15/12	$220,825
GSC Holdings Corp.
495	8.00%, 10/1/12(5)	467,775
GSC Holdings Corp., Variable Rate
200	7.875%, 10/1/11(5)	199,000
Neiman Marcus Group, Inc., Sr. Notes
150	9.00%, 10/15/15(5)	154,125
Neiman Marcus Group, Inc., Sr. Sub. Notes
360	10.375%, 10/15/15(5)	367,650
		$1,409,375

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Steel — 0.1%
Ispat Inland ULC, Sr. Notes
$127	9.75%, 4/1/14	$144,463
		$144,463
Surface Transport — 0.0%
Horizon Lines, LLC
$118	9.00%, 11/1/12	$124,785
		$124,785
Telecommunications — 2.2%
AirGate PCS, Inc., Variable Rate
$60	7.90%, 10/15/11	$62,250
Alamosa Delaware, Inc., Sr. Disc. Notes
90	12.00%, 7/31/09	98,888
Alamosa Delaware, Inc., Sr. Notes
280	11.00%, 7/31/10	317,100
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
130	10.125%, 6/15/13	142,025
Centennial Communications Corp., Sr. Notes
105	10.00%, 1/1/13(5)	106,575
Centennial Communications Corp., Sr. Notes, Variable Rate
105	10.25%, 1/1/13(5)	105,788
Digicel Ltd., Sr. Notes
200	9.25%, 9/1/12(5)	206,500
Inmarsat Finance PLC
153	7.625%, 6/30/12	158,546
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
50	8.695%, 1/15/12(5)	51,063
Intelsat Ltd., Sr. Notes
565	5.25%, 11/1/08	517,681
IWO Holdings, Inc.
110	10.75%, 1/15/15	80,025
LCI International, Inc., Sr. Notes
175	7.25%, 6/15/07	176,750
New Skies Satellites NV, Sr. Notes, Variable Rate
110	9.573%, 11/1/11	114,950
New Skies Satellites NV, Sr. Sub. Notes
210	9.125%, 11/1/12	225,488
Nextel Communications, Inc., Sr. Notes
10	7.375%, 8/1/15	10,561
Qwest Capital Funding, Inc.
220	7.75%, 8/15/06	223,300
45	6.375%, 7/15/08	44,888

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Qwest Communications International, Inc.
$60	7.25%, 2/15/11	$61,500
Qwest Communications International, Inc., Sr. Notes
620	7.50%, 2/15/14(5)	640,150
Qwest Corp., Sr. Notes
145	7.625%, 6/15/15(5)	155,875
Qwest Corp., Sr. Notes, Variable Rate
475	7.741%, 6/15/13(5)	514,781
Rogers Wireless, Inc.
165	7.50%, 3/15/15	179,025
Rogers Wireless, Inc., Sr. Sub. Notes
90	8.00%, 12/15/12	95,738
Rogers Wireless, Inc., Variable Rate
790	7.616%, 12/15/10	819,625
Rural Cellular Corp., Variable Rate
1,500	8.991%, 3/15/10	1,548,750
SBA Telecommunications, Sr. Disc. Notes
58	9.75%, 12/15/11	54,085
UbiquiTel Operating Co., Sr. Notes
215	9.875%, 3/1/11	239,188
		$6,951,095
Utilities — 0.4%
AES Corp., Sr. Notes
$15	9.375%, 9/15/10	$16,463
15	8.75%, 5/15/13(5)	16,406
15	9.00%, 5/15/15(5)	16,500
Dynegy Holdings, Inc., Debs.
205	7.625%, 10/15/26	183,475
Mirant North America LLC, Sr. Notes
215	7.375%, 12/31/13(5)	218,494
Mission Energy Holding Co.
115	13.50%, 7/15/08	133,975
NRG Energy, Inc.
84	8.00%, 12/15/13	94,080
Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	431,300
		$1,110,693
	Total Corporate Bonds & Notes (identified cost $51,744,514)	$52,249,159

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Bonds — 0.2%
Principal Amount	Security	Value
35,000	Amkor Technologies, Inc.	$34,781
170,000	L-3 Communications Corp.(5)	168,938
305,000	Nortel Networks Ltd.	287,462
35,000	Sinclair Broadcast Group, Inc.	30,494
	Total Convertible Bonds (identified cost $535,732)	$521,675
Common Stocks — 0.4%
Shares	Security	Value
1,152	Crown Castle International Corp.(6)	$30,989
2,992	Environmental Systems Products(3)(6)(7)	96,103
10,443	Hayes Lemmerz International(6)	36,759
8	Knowledge Universe, Inc.(3)(7)	20,000
24,880	Maxim Crane Works, L.P.(6)	771,280
358	Shreveport Gaming Holdings, Inc.(3)(6)	6,390
18,432	Trump Entertainment Resorts, Inc.(6)	370,760
	Total Common Stocks (identified cost $791,102)	$1,332,281
Preferred Stocks — 0.0%
Shares	Security	Value
35	Hayes Lemmerz International, Series A(3)(6)(7)	$532
15	Key Plastics, LLC, Series A(3)(6)(7)	14,538
	Total Preferred Stocks (identified cost $16,750)	$15,070
Convertible Preferred Stocks — 0.0%
Shares	Security	Value
3,583	Crown Castle International Corp., (PIK)	$189,899
	Total Convertible Preferred Stocks (identified cost $160,098)	$189,899
Warrants — 0.0%
Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08(5)(6)	$80,381
	Total Warrants (identified cost $14,075)	$80,381

Closed-End Investment Companies — 3.6%
Shares	Security	Value
200,000	First Trust/Four Corners Senior Floating Rate Income Fund II	$3,350,000
290,000	ING Prime Rate Trust	1,948,800
25,560	Pioneer Floating Rate Trust	432,220
725,000	Van Kampen Senior Income Trust	5,618,750
	Total Closed-End Investment Companies (identified cost $11,460,385)	$11,349,770
Miscellaneous — 0.0%
Shares	Security	Value
295,000	Trump Atlantic City(3)(6)	$11,357
	Total Miscellaneous (identified cost $0)	$11,357
Short-Term Investments — 9.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$9,589,000	01/04/06	Abbey National North America, LLC, Commercial Paper	4.33%	$9,585,539
3,639,000	01/12/06	Barton Capital, LLC, Commercial Paper	4.32%	3,634,197
9,961,000	01/03/06	General Electric Capital Corp., Commercial Paper	4.20%	9,958,676
2,000,000	01/03/06	Investors Bank and Trust Company Time Deposit	4.23%	2,000,000
3,422,000	01/03/06	Yorktown Capital LLC, Commercial Paper	4.35%	3,421,173

Total Short-Term Investments (at amortized cost $28,599,585)	$28,599,585
Total Investments — 171.8% (identified cost $541,635,615)	$545,623,681
Less Unfunded Loan Commitments — (1.6)%	$(5,138,814)
Net Investments — 170.2% (identified cost $536,496,801)	$540,484,867
Other Assets, Less Liabilities — (35.5)%	$(112,886,453)

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Amount
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.7)%	$(110,038,808)
Net Assets Applicable to Common Shares — 100.0%	$317,559,606

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $15,442,589 or 4.9% of the Trust's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $536,496,801)	$540,484,867
Cash	5,288,232
Receivable for investments sold	84,648
Receivable for open swap contracts	19,488
Dividends and interest receivable	5,499,421
Prepaid expenses	53,098
Total assets	$551,429,754
Liabilities
Demand note payable	$120,000,000
Dividends payable	1,677,459
Payable for investments purchased	1,047,375
Payable to affiliate for investment advisory fees	395,082
Payable to affiliate for administration fees	116,201
Payable to affiliate for Trustees' fees	3,613
Accrued expenses:
Interest	472,678
Operating expenses	118,932
Total liabilities	$123,831,340
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	110,038,808
Net assets applicable to common shares	$317,559,606
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 36,466,497 shares issued and outstanding	$364,665
Additional paid-in capital	361,402,807
Accumulated net realized loss (computed on the basis of identified cost)	(48,424,474)
Accumulated undistributed net investment income	226,362
Net unrealized appreciation (computed on the basis of identified cost)	3,990,246
Net assets applicable to common shares	$317,559,606
Net Asset Value Per Common Share
($317,559,606 ÷ 36,466,497 common shares issued and outstanding)	$8.71

Statement of Operations

For the Six Months Ended
December 31, 2005

Investment Income
Interest	$17,695,060
Dividends	351,962
Miscellaneous	12,639
Total investment income	$18,059,661
Expenses
Investment adviser fee	$2,352,022
Administration fee	691,418
Trustees' fees and expenses	7,288
Interest	2,553,909
Preferred shares remarketing agent fee	138,629
Custodian fee	115,858
Legal and accounting services	65,342
Transfer and dividend disbursing agent fees	41,711
Printing and postage	35,337
Miscellaneous	33,200
Total expenses	$6,034,714
Deduct — Reduction of custodian fee	$4,430
Total expense reductions	$4,430
Net expenses	$6,030,284
Net investment income	$12,029,377
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(965)
Swap contracts	20,796
Net realized gain	$19,831
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(423,674)
Swap contracts	(4,210)
Net change in unrealized appreciation (depreciation)	$(427,884)
Net realized and unrealized loss	$(408,053)
Distributions to preferred shareholders
From net investment income	$(1,979,192)
Net increase in net assets from operations	$9,642,132

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005
From operations — Net investment income	$12,029,377	$19,393,057
Net realized gain from investment transactions and swap contracts	19,831	2,368,708
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(427,884)	(3,326,509)
Distributions to preferred shareholders From net investment income	(1,979,192)	(2,493,643)
Net increase in net assets from operations	$9,642,132	$15,941,613
Distributions to common shareholders — From net investment income	$(11,486,947)	$(16,603,282)
Total distributions to common shareholders	$(11,486,947)	$(16,603,282)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$1,274,320
Net increase in net assets from capital share transactions	$—	$1,274,320
Net increase (decrease) in net assets	$(1,844,815)	$612,651
Net Assets Applicable to Common Shares
At beginning of period	$319,404,421	$318,791,770
At end of period	$317,559,606	$319,404,421
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$226,362	$1,663,124

Statement of Cash Flows

Increase (Decrease) in Cash	Six Months Ended December 31, 2005 (Unaudited)
Cash Flows From (Used For) Operating Activities — Purchases of loan interests and corporate bonds	$(138,170,745)
Proceeds from sales and principal repayments	151,550,253
Interest and dividends received	15,836,769
Miscellaneous income received	12,639
Interest paid	(2,436,783)
Prepaid expenses	7,162
Operating expenses paid	(2,955,400)
Swap contract transactions	49,140
Decrease in cash collateral segregated for credit default swaps	2,900,000
Increase in unfunded commitments	780,298
Net increase in short-term investments	(17,672,585)
Net cash from operating activities	$9,900,748
Cash Flows From (Used For) Financing Activities — Cash distributions paid	$(11,790,434)
Net cash used for financing activities	$(11,790,434)
Net decrease in cash	$(1,889,686)
Cash at beginning of year	$7,177,918
Cash at end of year	$5,288,232
Reconciliation of Net Increase in Net Assets From Operations to Net Cash Used For Operating Activities
Net increase in net assets from operations	$9,642,132
Distributions to preferred shareholders	1,979,192
Decrease in receivable for investments sold	74,778
Decrease in swap contract transactions	16,277
Decrease in cash collateral segregated for credit default swaps	2,900,000
Increase in dividends and interest receivable	(2,318,353)
Decrease in prepaid expenses	7,162
Increase in payable to affiliate	511,345
Increase in accrued expenses	126,756
Increase payable for investments purchased	175,125
Net increase in investments	(3,213,666)
Net cash from operating activities	$9,900,748

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2005		Year Ended June 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period (Common shares)	$8.760		$8.780	$8.500	$8.420	$8.860	$9.810
Income (loss) from operations
Net investment income	$0.330		$0.533	$0.468	$0.569	$0.687	$0.872
Net realized and unrealized gain (loss)	(0.011)		(0.029)	0.293	0.079	(0.420)	(0.908)
Distributions to preferred shareholders from net investment income	(0.054)		(0.068)	(0.035)	(0.045)	(0.076)	—
Total income (loss) from operations	$0.265		$0.436	$0.726	$0.603	$0.191	$(0.036)
Less distributions to common shareholders
From net investment income	$(0.315)		$(0.456)	$(0.446)	$(0.523)	$(0.631)	$(0.882)
Total distributions to common shareholders	$(0.315)		$(0.456)	$(0.446)	$(0.523)	$(0.631)	$(0.882)
Offering costs charged to paid-in capital	$—		$—	$—	$—	$—	$(0.001)
Preferred Shares underwriting discounts	$—		$—	$—	$—	$—	$(0.031)
Net asset value — End of period (Common shares)	$8.710		$8.760	$8.780	$8.500	$8.420	$8.860
Market value — End of period (Common shares)	$7.760		$8.040	$9.460	$8.920	$7.760	$8.940
Total Investment Return on Net Asset Value(3)	2.82	%(8)	5.16%	8.65%	8.04%	2.92%	(0.72)%
Total Investment Return on Market Value(3)	(0.19	)%(8)	(10.42)%	11.59%	23.03%	(6.18)%	5.65%

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2005		Year Ended June 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$317,560		$319,404	$318,792	$306,438	$302,759	$317,597
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(4)	2.16	%(5)	2.20%	2.17%	2.22%	2.28%	1.89%
Net expenses after custodian fee reduction(4)	2.16	%(5)	2.20%	2.17%	2.22%	2.28%	1.89%
Interest expense	1.58	%(5)	1.02%	0.54%	0.72%	0.85%	2.50%
Total expenses(4)	3.74	%(5)	3.22%	2.71%	2.94%	3.13%	4.39%
Net investment income(4)	7.46	%(5)	6.06%	5.41%	6.92%	8.01%	9.37%
Portfolio Turnover	26%		72%	82%	56%	69%	37%

†  The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares since the initial offering of preferred share are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	1.60	%(5)	1.64%	1.61%	1.62%	1.68%	1.88%
Net expenses after custodian fee reduction	1.60	%(5)	1.64%	1.61%	1.62%	1.68%	1.88%
Interest expense	1.18	%(5)	0.76%	0.40%	0.52%	0.63%	2.50%
Total expenses	2.78	%(5)	2.40%	2.01%	2.14%	2.31%	4.38%
Net investment income	5.55	%(5)	4.51%	4.00%	5.05%	5.90%	9.33%
Senior Securities:
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(6)	$97,181		$97,601	$97,456	$94,649	$93,814	$97,192
Involuntary liquidation preference per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets attributable to common shares by less than 0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leverage capital structure from the issuance of preferred shares.

(5)  Annualized.

(6)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(7)  Plus accumulated and unpaid dividends.

(8)  The returns do not include dividends declared in December 2005 and payable in 2006.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts and options thereon listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made

Eaton Vance Senior Income Trust as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of foreign equity securities.

B  Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2005, the Trust, for federal income tax purposes, had a capital loss carryover of $48,441,238, which will expire on June 30, 2009 ($490,673), June 30, 2010 ($27,557,475), June 30, 2011 ($13,711,847) and June 30, 2012 ($6,681,243). These amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

D  Credit Default Swaps — The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

E  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses in the statement of operations.

G  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties of the Trust and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Other — Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Senior Income Trust as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Auction Preferred Shares (APS)

The Trust issued 2,200 shares of APS Series A and 2,200 shares of APS Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid-in capital. Dividends on the APS, which accrue daily, are paid cumulatively at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 2.70% to 4.15% for Series A and 2.75% to 4.35% for Series B, during the six months ended December 31, 2005. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distributions to Shareholders

The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on December 31, 2005 was 3.89% and 3.90%, for Series A and Series B shares, respectively. For the six months ended December 31, 2005, the Trust paid dividends to APS shareholders amounting to $993,862 and $985,330 for Series A and Series B shares, respectively, representing an average APS dividend rate for such period of 3.54% and 3.53%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the differences between book and tax accounting for swaps.

4  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005
Issued to shareholders electing to receive payments of distributions in Fund shares	—	143,404
Net increase	—	143,404

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the six months ended December 31, 2005, the fee was equivalent to 0.85% (annualized) of the Trust's average weekly gross assets and amounted to $2,352,022. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended December 31, 2005, the fee was equivalent to 0.25% (annualized) of the Trust's average weekly gross assets for such period and amounted to $691,418.

Eaton Vance Senior Income Trust as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trustees of the Fund, who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the fiscal year ended December 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Trust are officers of the above organization.

6  Investment Transactions

The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans, corporate bonds and equities aggregated $138,345,870 and $151,475,475 respectively, for the six months ended December 31, 2005.

7  Short-Term Debt and Credit Agreements

The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes commercial paper program fees of approximately $186,000 and a commitment fee of approximately $92,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of December 31, 2005, the Trust had commercial paper outstanding of $120,000,000, at an interest rate of 4.24% and is reflected in the demand note payable on the Statement of Assets and Liabilities. Maximum and average borrowings for the six months ended December 31, 2005 were $120,000,000 and $120,000,000, respectively, and the average interest rate was 3.69%.

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps, and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2005 is as follows:

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$1,000,000	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$12,357
$1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(10,177)

At December 31, 2005, the Trust had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

Eaton Vance Senior Income Trust as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$536,493,926
Gross unrealized appreciation	$5,589,364
Gross unrealized depreciation	(1,598,423)
Net unrealized appreciation	$3,990,941

Unrealized appreciation on swap contracts was $2,180.

10 Restricted Securities

At December 31, 2005, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$96,103
Knowledge Universe, Inc.	5/14/03	8	8,000	20,000
			$8,000	$116,103
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$532
Key Plastics, LLC, Series A	4/26/01	15	15,000	14,538
			$16,750	$15,070
			$24,750	$131,173

Eaton Vance Senior Income Trust as of December 31, 2005

OTHER MATTERS (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 14, 2005. The following action was taken by the shareholders:

Item 1: The election of Benjamin C. Esty, James B. Hawkes, Ronald A. Pearlman and Ralph F. Verni as Class I Trustees of the Trust for a three-year term expiring in 2008. Mr. Pearlman was designated the Nominee to be elected solely by APS shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Benjamin C. Esty	31,395,941	1,801,738
James B. Hawkes	31,400,892	1,796,787
Ralph F. Verni	31,404,149	1,793,530
Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Ronald A. Pearlman	3,917	12

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

  Eaton Vance Senior Income Trust
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2005, our records indicate that there were 247 registered shareholders for and approximately 14,069 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange Symbol is EVF.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Senior Income Trust (the "Fund") and the investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Fund.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to the Fund's investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of the advisory fees paid by the Fund and the Fund's expense ratio, the Special Committee noted the benefits that have accrued to shareholders as a result of the financial resources committed by Eaton Vance in structuring the Fund at the time of its initial public offering and concluded that the fees paid by the Fund and the Fund's expense ratio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Senior Income Trust

INVESTMENT MANAGEMENT

Eaton Vance Senior Income Trust

Officers
James B. Hawkes
President and Trustee
Scott H. Page
Vice President and
Co-Portfolio Manager
John P. Redding
Vice President and
Co-Portfolio Manager
Payson F. Swaffield
Vice President and
Co-Portfolio Manager
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser and Administrator of Eaton Vance Senior Income Trust
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 43027

Providence, RI 02940-3027

1-800-262-1122

Eaton Vance Senior Income Trust

The Eaton Vance Building

255 State Street

Boston, MA 02109

171-2/06  SITSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 15, 2006

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	February 15, 2006